Organization - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended			12 Months Ended						12 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2011	Mar. 31, 2013 State Property	Dec. 31, 2012 State Property	Mar. 31, 2012	Dec. 31, 2012 State Property	Dec. 31, 2011	Dec. 31, 2010	Apr. 29, 2011 Property	Jun. 10, 2011 Minimum	Jun. 10, 2011 Maximum	Dec. 31, 2012 Subsidiaries	Apr. 30, 2009 Common Stock Subsidiaries	Jan. 04, 2012 Series Cumulative Non-Voting Preferred Stock	Mar. 31, 2013 Series Cumulative Non-Voting Preferred Stock Person	Dec. 31, 2012 Series Cumulative Non-Voting Preferred Stock Person
Class of Stock [Line Items]
Common stock sold												20,000		125	125
Date of wholly owned subsidiary common stock		Jan. 20, 2011			Jan. 20, 2011
Common stock, shares authorized									250,000
Common stock, shares authorized										100,000,000
Common stock for sale to public per share subject to discounts	$ 10.00
Common stock for sale to public per share pursuant to distribution reinvestment plan	$ 9.50
Number of shares issued to RAIT NTR Holdings, LLC				300,000
Additional shares		11,300	25,000								300,000
Minimum offering amount		$ 102	$ 3,000	$ 3,000	$ 3,193	$ 0	$ 0				$ 3,000
Date of common stock sold to Independence Realty Advisors, LLC.		Jan. 04, 2012			Jan. 04, 2012
Preferred stock designated													12.50%		12.50%
Number of accredited investors not affiliated by the parent company														125	125
Number of multifamily property owned		8	8		8
Number of units located with multifamily properties		2,004	2,004		2,004			6
Number of states in which multifamily properties located		6	6		6